GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)

COMMON STOCKS — 61.1%
	SHARES	VALUE
Software & Services — 6.5%
Adobe, Inc. (a)	6,586	$2,486,610
Autodesk, Inc. (a)	11,965	2,330,662
Microsoft Corporation	53,091	16,312,741
Paycom Software, Inc. (a)	7,024	2,039,559
PayPal Holdings, Inc. (a)	25,725	1,955,100
		25,124,672
Technology Hardware & Equipment — 5.5%
Apple, Inc.	108,052	18,334,263
Palo Alto Networks, Inc. (a)	15,612	2,848,566
		21,182,829
Pharmaceuticals & Biotechnology — 4.9%
AstraZeneca PLC ADR (b)	80,933	5,925,914
IQVIA Holdings, Inc. (a)	15,895	2,991,916
Merck & Company, Inc.	27,300	3,152,331
Roche Holding AG ADR	92,577	3,630,870
Thermo Fisher Scientific, Inc.	5,889	3,267,806
		18,968,837
Capital Goods — 4.6%
Deere & Company	5,649	2,135,435
Eaton Corporation PLC	21,989	3,674,802
Illinois Tool Works, Inc.	8,723	2,110,442
Rockwell Automation, Inc.	8,926	2,529,718
Trane Technologies PLC	15,557	2,890,646
Westinghouse Air Brake Technologies Corporation	27,643	2,699,892
Xylem, Inc.	15,837	1,644,514
		17,685,449
Consumer Discretionary Distribution & Retail — 4.2%
Home Depot, Inc. (The)	11,443	3,439,079
Target Corporation	26,209	4,134,470
TJX Companies, Inc. (The)	63,991	5,043,770
Tractor Supply Company	14,712	3,507,341
		16,124,660

	SHARES	VALUE
Healthcare Equipment & Services — 3.5%
Alcon, Inc. (b)	35,019	$2,538,177
CVS Health Corp.	31,621	2,318,135
Medtronic PLC	22,868	2,079,845
Stryker Corporation	12,760	3,823,534
West Pharmaceutical Services, Inc.	7,437	2,686,542
		13,446,233
Insurance — 3.4%
Aflac, Inc.	40,908	2,857,424
Elevance Health, Inc.	14,251	6,678,731
Travelers Companies, Inc. (The)	18,925	3,428,074
		12,964,229
Media & Entertainment — 3.2%
Alphabet, Inc., Class A (a)	83,739	8,988,544
Walt Disney Company (The) (a)	32,150	3,295,375
		12,283,919
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	15,676	2,819,799
ASML Holding NV (b)	4,954	3,155,004
NVIDIA Corporation	14,734	4,088,538
Wolfspeed, Inc. (a)	29,189	1,358,748
		11,422,089
Financial Services — 2.6%
LPL Financial Holdings, Inc.	15,401	3,216,345
Mastercard, Inc., Class A	18,404	6,994,072
		10,210,417
Renewable Energy & Energy Efficiency — 2.4%
First Solar, Inc. (a)	14,375	2,624,587
Ormat Technologies, Inc.	35,154	3,016,565
SolarEdge Technologies, Inc. (a)	10,004	2,857,443
Sunrun, Inc. (a)	47,155	992,141
		9,490,736

1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	continued

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corporation REIT	19,574	$4,000,730
AvalonBay Communities, Inc. REIT	10,785	1,945,290
Jones Lang LaSalle, Inc. (a)	9,787	1,360,784
Prologis, Inc. REIT	10,930	1,368,983
		8,675,787
Consumer Durables & Apparel — 2.1%
Levi Strauss & Company, Class A	129,446	1,871,789
Lululemon Athletica, Inc. (a)	7,754	2,945,977
NIKE, Inc., Class B	26,195	3,319,431
		8,137,197
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corporation	10,528	5,297,900
Sysco Corporation	30,845	2,367,046
		7,664,946
Banks — 1.8%
East West Bancorp, Inc.	63,372	3,275,698
PNC Financial Services Group, Inc. (The)	28,515	3,714,079
		6,989,777
Household & Personal Products — 1.8%
Procter & Gamble Company (The)	17,374	2,716,946
Unilever PLC ADR (b)	74,953	4,162,140
		6,879,086
Materials — 1.7%
Ball Corporation	58,571	3,114,806
Ingevity Corporation (a)	19,719	1,414,641
International Flavors & Fragrances, Inc.	20,248	1,963,246
		6,492,693

	SHARES	VALUE
Utilities — 1.6%
American Water Works Company, Inc.	41,626	$6,171,055

Transportation — 1.4%
J.B. Hunt Transport Services, Inc.	15,948	2,795,525
United Parcel Service, Inc., Class B	14,085	2,532,624
		5,328,149
Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. (a)	15,357	1,168,975
Starbucks Corporation	22,323	2,551,296
		3,720,271
Food & Beverage — 0.9%
McCormick & Company, Inc.	39,734	3,490,632

Telecommunication Services — 0.5%
Verizon Communications, Inc.	49,228	1,911,523

Automobiles & Components — 0.3%
Aptiv PLC (a)	10,287	1,058,121
Total Common Stocks (Cost $135,574,454)		235,423,307

	PRINCIPAL AMOUNT
BONDS & NOTES — 38.5%

Green and Sustainability Bonds — 26.1%
Apple, Inc. 3.00%, due 6/20/27 (c)	$2,000,000	1,932,126
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	961,524
Asian Development Bank 3.125%, due 9/26/28 (b)	4,000,000	3,893,156
AvalonBay Communities, Inc. 2.05%, due 1/15/32 (c)	6,000,000	4,878,942

2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Bank of America Corporation 2.456% (3-Month USD Libor+87 basis points), due 10/22/25 (c)	$4,000,000	$3,822,072
Boston Properties LP 4.50%, due 12/1/28 (c)	5,000,000	4,539,785
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	4,031,694
Century Housing Corporation 0.60%, due 2/15/24	2,500,000	2,414,135
Citigroup, Inc. 1.678% (SOFR Rate+166.7 basis points), due 5/15/24 (c)	5,000,000	4,992,605
City & County of San Francisco CA Community Facilities District No. 2014-1 2.75%, due 9/1/23	650,000	644,695
City of San Francisco CA Public Utilities Commission Water Revenue 2.806%, due 11/1/23	2,000,000	1,977,868
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	1,947,478
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	476,637
European Investment Bank 3.75%, due 2/14/33 (b)	5,000,000	5,076,160
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	1,927,346
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	475,987
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	5,000,000	4,146,340
Mastercard, Inc. 1.90%, due 3/15/31 (c)	5,000,000	4,267,275
National Australia Bank Ltd. 3.625%, due 6/20/23 (b)	2,000,000	1,996,130

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	$1,000,000	$956,641
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,252,620
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (b)(c)	4,500,000	4,397,292
PNC Financial Services Group, Inc. (The) 2.20%, due 11/1/24 (c)	5,000,000	4,771,795
Preservation Of Affordable Housing, Inc. 4.479%, due 12/1/32 (c)	3,000,000	2,827,896
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,561,907
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	1,955,818
Salesforce, Inc. 1.50%, due 7/15/28 (c)	3,000,000	2,645,934
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,810,898
Starbucks Corporation 2.45%, due 6/15/26 (c)	4,500,000	4,243,293
United States International Development Finance Corporation 3.43%, due 6/1/33	195,198	186,072
United States International Development Finance Corporation 3.05%, due 6/15/35	1,233,900	1,146,572
United States International Development Finance Corporation 2.58%, due 7/15/38	2,802,795	2,483,635
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	5,000,000	4,820,775
Visa, Inc. 0.75%, due 8/15/27 (c)	5,000,000	4,401,490

3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Xylem, Inc. 2.25%, due 1/30/31 (c)	$4,500,000	$3,813,250
		100,677,843
U.S. Government Agencies — 3.7%
Federal Farm Credit Banks Funding Corporation 2.26%, due 11/13/24	500,000	484,135
Federal Farm Credit Banks Funding Corporation 1.82%, due 12/18/25	3,000,000	2,842,386
Federal Farm Credit Banks Funding Corporation 2.80%, due 11/12/27	3,000,000	2,876,331
Federal Home Loan Banks 0.75%, due 12/14/23 (c)	3,000,000	2,918,493
Federal Home Loan Mortgage Corporation 0.25%, due 6/26/23	3,000,000	2,978,085
Federal National Mortgage Association 0.25%, due 11/27/23	2,000,000	1,947,048
		14,046,478
Community Development Financial Institutions — 2.4%
Capital Impact Partners 1.00%, due 9/15/25 (c)	1,500,000	1,353,338
Enterprise Community Loan Fund, Inc. 4.152%, due 11/1/28 (c)	3,000,000	2,869,953
Local Initiatives Support Corporation 1.00%, due 11/15/25	2,000,000	1,772,786
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,938,332
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,346,730
		9,281,139

	PRINCIPAL AMOUNT	VALUE
Software & Services — 1.7%
Adobe, Inc. 3.25%, due 2/1/25 (c)	$3,500,000	$3,433,175
Salesforce, Inc. 3.70%, due 4/11/28 (c)	3,000,000	2,971,530
		6,404,705
Municipal — 1.0%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	4,000,000	3,970,588

Equity Real Estate Investment Trusts (REITs) — 0.9%
National Community Renaissance of California 3.27%, due 12/1/32 (c)	4,000,000	3,426,044

Capital Goods — 0.9%
Trane Technologies Luxembourg Finance SA 3.80%, due 3/21/29 (c)	3,500,000	3,346,763

Media & Entertainment — 0.9%
Alphabet, Inc. 1.998%, due 8/15/26 (c)	3,500,000	3,301,207

Financial Services — 0.5%
State Street Corporation 3.10%, due 5/15/23	2,000,000	1,998,236

Insurance — 0.3%
Travelers Property Casualty Corporation 7.75%, due 4/15/26	1,000,000	1,091,665

4

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	concluded

	PRINCIPAL AMOUNT	VALUE
Healthy Living — 0.1%
Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)(d)	$500,000	$499,843
Total Bonds & Notes
(Cost $157,217,465)		148,044,511

SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $863,546)		863,546
Total Short-term Investments
(Cost $863,546)		863,546
TOTAL INVESTMENTS — 99.8%
(Cost $293,655,465)		384,331,364
Other Assets Less Liabilities — 0.2%		857,589
NET ASSETS — 100.0%		$385,188,953

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

LP – Limited Partnership

LLC – Limited Liability Company

(a)	Non-income producing security.

(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.

(c)	Callable

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,456,484.

(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.

5

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)

COMMON STOCKS — 99.9%
	SHARES	VALUE
Software & Services — 22.4%
Accenture PLC, Class A (a)	17,464	$4,894,985
Adobe, Inc. (b)	12,887	4,865,616
ANSYS, Inc. (b)	2,401	753,722
Autodesk, Inc. (b)	6,012	1,171,077
Automatic Data Processing, Inc.	11,509	2,531,980
Cadence Design Systems, Inc. (b)	7,625	1,597,056
Cognizant Technology Solutions Corporation, Class A	14,315	854,749
Fidelity National Information Services, Inc.	16,391	962,480
Fortinet, Inc. (b)	18,422	1,161,507
Gen Digital, Inc.	16,130	285,017
International Business Machines Corporation	25,097	3,172,512
Intuit, Inc.	7,414	3,291,445
Microsoft Corporation	196,500	60,376,590
Okta, Inc., Class A (b)	4,237	290,362
Oracle Corporation	44,860	4,249,139
Paycom Software, Inc. (b)	1,411	409,712
PayPal Holdings, Inc. (b)	30,058	2,284,408
PTC, Inc. (b)	3,082	387,685
Salesforce, Inc. (b)	27,720	5,498,816
ServiceNow, Inc. (b)	5,626	2,584,697
Splunk, Inc. (b)	4,515	389,374
Teradata Corporation (b)	2,826	109,394
Visa, Inc., Class A	45,198	10,518,931
VMware, Inc., Class A (b)	5,913	739,302
Western Union Company (The)	10,613	116,000
Workday, Inc., Class A (b)	5,575	1,037,730
ZoomInfo Technologies, Inc. (b)	7,367	161,411
		114,695,697
Media & Entertainment — 8.3%
Alphabet, Inc., Class A (b)	165,708	17,787,097
Alphabet, Inc., Class C (b)	151,979	16,447,167
Electronic Arts, Inc.	7,648	973,437
John Wiley & Sons, Inc., Class A	1,277	49,254
Liberty Global PLC, Series A (a)(b)	4,718	92,048
Liberty Global PLC, Series C (a)(b)	7,122	144,862

	SHARES	VALUE
Media & Entertainment — (continued)
New York Times Company (The), Class A	4,541	$180,505
Omnicom Group, Inc.	5,672	513,713
Scholastic Corporation	769	29,583
Walt Disney Company (The) (b)	50,633	5,189,883
Warner Bros Discovery, Inc. (b)	63,798	868,291
		42,275,840
Pharmaceuticals & Biotechnology — 8.2%
AbbVie, Inc.	49,038	7,410,623
Agilent Technologies, Inc.	8,218	1,112,964
Amgen, Inc.	14,785	3,544,556
Biogen, Inc. (b)	3,994	1,215,095
BioMarin Pharmaceutical, Inc. (b)	5,176	497,103
Bio-Techne Corporation	4,349	347,398
Bristol-Myers Squibb Company	59,059	3,943,369
Danaher Corporation	19,168	4,541,091
Gilead Sciences, Inc.	34,818	2,862,388
Illumina, Inc. (b)	4,362	896,653
IQVIA Holdings, Inc. (b)	5,167	972,584
Jazz Pharmaceuticals PLC (a)(b)	1,769	248,491
Merck & Company, Inc.	70,356	8,124,007
Mettler-Toledo International, Inc. (b)	620	924,730
Vertex Pharmaceuticals, Inc. (b)	7,121	2,426,338
Waters Corporation (b)	1,658	497,997
Zoetis, Inc.	12,934	2,273,539
		41,838,926
Semiconductors & Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc. (b)	44,682	3,993,230
Analog Devices, Inc.	14,151	2,545,482
Applied Materials, Inc.	23,874	2,698,478
Intel Corporation	114,646	3,560,905
Lam Research Corporation	3,783	1,982,595
Microchip Technology, Inc.	15,228	1,111,492
NVIDIA Corporation	68,237	18,935,085
NXP Semiconductors NV (a)	7,175	1,174,834
ON Semiconductor Corporation (b)	12,041	866,470

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	continued

	SHARES	VALUE
Semiconductors & Semiconductor Equipment — (continued)
Skyworks Solutions, Inc.	4,465	$472,844
Texas Instruments, Inc.	25,154	4,205,749
		41,547,164
Financial Services — 6.7%
Ally Financial, Inc.	8,334	219,851
American Express Company	17,627	2,843,940
Ameriprise Financial, Inc.	2,947	899,189
Bank of New York Mellon Corporation (The)	21,196	902,738
BlackRock, Inc.	4,168	2,797,562
Charles Schwab Corporation (The)	40,318	2,106,212
CME Group, Inc.	9,973	1,852,684
Equitable Holdings, Inc.	10,351	269,022
FactSet Research Systems, Inc.	1,045	430,216
Franklin Resources, Inc.	8,275	222,432
Intercontinental Exchange, Inc.	15,481	1,686,345
Invesco Ltd.	9,662	165,510
Mastercard, Inc., Class A	23,822	9,053,075
Moody’s Corporation	4,586	1,435,968
Morgan Stanley	35,181	3,165,235
Nasdaq, Inc.	9,522	527,233
Northern Trust Corporation	5,475	427,926
S&P Global, Inc.	9,248	3,353,140
State Street Corporation	10,118	731,127
T. Rowe Price Group, Inc.	6,194	695,772
Voya Financial, Inc.	2,672	204,354
		33,989,531
Capital Goods — 6.1%
3M Company	15,318	1,627,078
A.O. Smith Corporation	3,582	244,615
AGCO Corporation	1,719	213,053
Air Lease Corporation, Class A	2,900	116,638
Allegion PLC (a)	2,423	267,693
Applied Industrial Technologies, Inc.	1,062	144,071
Builders FirstSource, Inc. (b)	4,079	386,567
Carrier Global Corporation	23,089	965,582
Caterpillar, Inc.	14,445	3,160,566

	SHARES	VALUE
Capital Goods — (continued)
Cummins, Inc.	3,899	$916,421
Deere & Company	7,958	3,008,283
Dover Corporation	3,922	573,240
Eaton Corporation PLC	11,025	1,842,498
EMCOR Group, Inc.	1,322	226,062
Fastenal Company	15,978	860,255
Ferguson PLC (a)	5,784	814,503
Flowserve Corporation	3,740	124,879
Fortive Corporation	9,375	591,469
Fortune Brands Innovations, Inc.	3,543	229,197
Graco, Inc.	4,675	370,681
Granite Construction, Inc.	1,169	44,574
IDEX Corporation	2,091	431,415
Illinois Tool Works, Inc.	8,518	2,060,845
Lennox International, Inc.	886	249,772
Lincoln Electric Holdings, Inc.	1,548	259,754
Masco Corporation	6,218	332,725
MDU Resources Group, Inc.	5,473	159,921
Middleby Corporation (The) (b)	1,449	204,135
Owens Corning	2,608	278,560
PACCAR, Inc.	14,500	1,083,005
Parker-Hannifin Corporation	3,547	1,152,349
Pentair PLC (a)	4,603	267,342
Quanta Services, Inc.	3,969	673,301
Rockwell Automation, Inc.	3,193	904,928
Roper Technologies, Inc.	2,954	1,343,420
Sensata Technologies Holding NV	4,217	183,229
Snap-on, Inc.	1,491	386,780
Stanley Black & Decker, Inc.	4,138	357,275
Tennant Company	537	41,038
Timken Company (The)	1,836	141,097
Trane Technologies PLC (a)	6,361	1,181,937
United Rentals, Inc.	1,910	689,720
W.W. Grainger, Inc.	1,256	873,636
Westinghouse Air Brake Technologies Corporation	4,833	472,039
Xylem, Inc.	4,952	514,216
		30,970,364
Food & Beverage — 5.0%
Archer-Daniels-Midland Company	15,210	1,187,597

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	continued

	SHARES	VALUE
Food & Beverage — (continued)
Bunge Ltd.	4,180	$391,248
Campbell Soup Company	5,891	319,881
Coca-Cola Company (The)	113,910	7,307,326
Conagra Brands, Inc.	13,361	507,183
Darling Ingredients, Inc. (b)	4,461	265,742
General Mills, Inc.	16,469	1,459,647
Hormel Foods Corporation	8,326	336,703
Ingredion, Inc.	1,811	192,274
JM Smucker Company (The)	2,982	460,451
Kellogg Company	7,153	499,065
Keurig Dr Pepper, Inc.	21,468	702,004
Kraft Heinz Company (The)	20,447	802,954
Lamb Weston Holdings, Inc.	3,969	443,774
McCormick & Company, Inc.	6,955	610,997
Mondelez International, Inc., Class A	37,955	2,911,908
PepsiCo, Inc.	38,199	7,291,807
		25,690,561
Healthcare Equipment & Services — 4.1%
Align Technology, Inc. (b)	2,044	664,913
AmerisourceBergen Corporation	4,300	717,455
Becton, Dickinson & Company	7,843	2,072,983
Cardinal Health, Inc.	7,328	601,629
Centene Corporation (b)	15,637	1,077,858
Cigna Group (The)	8,481	2,148,153
Cooper Cos., Inc. (The)	1,374	524,112
DaVita, Inc. (b)	1,534	138,612
DENTSPLY SIRONA, Inc.	5,851	245,333
DexCom, Inc. (b)	10,718	1,300,522
Edwards Lifesciences Corporation (b)	17,131	1,507,185
HCA Healthcare, Inc.	5,865	1,685,191
Henry Schein, Inc. (b)	3,810	307,886
Hologic, Inc. (b)	6,858	589,857
Humana, Inc.	3,511	1,862,550
IDEXX Laboratories, Inc. (b)	2,305	1,134,429
Insulet Corporation (b)	1,939	616,680
Laboratory Corporation of America Holdings	2,475	561,107
Patterson Companies, Inc.	2,363	64,061
Pediatrix Medical Group, Inc. (b)	2,034	29,147
Quest Diagnostics, Inc.	3,146	436,696

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
ResMed, Inc.	4,042	$973,960
Select Medical Holdings Corporation	2,929	89,335
STERIS PLC	2,764	521,152
Teladoc Health, Inc. (b)	4,537	120,367
West Pharmaceutical Services, Inc.	2,046	739,097
		20,730,270
Consumer Discretionary Distribution & Retail — 4.0%
AutoNation, Inc. (b)	902	118,793
Best Buy Company, Inc.	5,647	420,814
Booking Holdings, Inc. (b)	1,077	2,893,156
Buckle, Inc. (The)	896	30,043
CarMax, Inc. (b)	4,365	305,681
Foot Locker, Inc.	2,249	94,435
GameStop Corporation, Class A (b)	7,256	139,968
Gap, Inc. (The)	5,660	54,336
Home Depot, Inc. (The)	28,261	8,493,561
Kohl’s Corporation	3,252	71,642
LKQ Corporation	7,082	408,844
Lowe’s Companies, Inc.	16,786	3,488,634
Nordstrom, Inc.	3,112	48,112
ODP Corporation (The) (b)	1,210	52,284
Pool Corporation	1,078	378,723
Signet Jewelers Ltd.	1,265	93,079
Target Corporation	12,767	2,013,994
Tractor Supply Company	3,082	734,749
Ulta Beauty, Inc. (b)	1,412	778,619
		20,619,467
Insurance — 3.2%
Allstate Corporation (The)	7,327	848,174
Arthur J. Gallagher & Company	5,836	1,214,238
Chubb Ltd. (a)	11,513	2,320,560
Elevance Health, Inc.	6,629	3,106,681
Hartford Financial Services Group, Inc. (The)	8,867	629,468
Lincoln National Corporation	4,724	102,653
Loews Corporation	5,612	323,083

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	continued

	SHARES	VALUE
Insurance — (continued)
Marsh & McLennan Companies, Inc.	13,764	$2,480,135
Principal Financial Group, Inc.	6,828	509,983
Progressive Corporation (The)	16,232	2,214,045
Prudential Financial, Inc.	10,224	889,488
Travelers Companies, Inc. (The)	6,472	1,172,338
Willis Towers Watson PLC (a)	3,022	699,895
		16,510,741
Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corporation REIT	12,920	2,640,719
Anywhere Real Estate, Inc. (b)	3,345	21,308
AvalonBay Communities, Inc. REIT	3,884	700,557
Boston Properties, Inc. REIT	4,135	220,644
CBRE Group, Inc., Class A (b)	8,695	666,559
Corporate Office Properties Trust REIT	3,214	73,568
Digital Realty Trust, Inc. REIT	8,010	794,191
Equinix, Inc. REIT	2,566	1,857,989
Equity Residential REIT	9,877	624,720
Federal Realty Investment Trust REIT	2,054	203,120
Healthpeak Properties, Inc. REIT	15,017	329,923
Host Hotels & Resorts, Inc. REIT	19,980	323,077
Iron Mountain, Inc. REIT	8,096	447,223
Jones Lang LaSalle, Inc. (b)	1,313	182,560
Macerich Company (The) REIT	5,877	58,711
PotlatchDeltic Corporation REIT	2,160	99,857
Prologis, Inc. REIT	25,621	3,209,030
SBA Communications Corporation, Class A REIT	2,976	776,409
Simon Property Group, Inc. REIT	9,110	1,032,345
UDR, Inc. REIT	9,139	377,715
Ventas, Inc. REIT	11,094	533,067
Welltower, Inc. REIT	13,069	1,035,326
		16,208,618
Household & Personal Products — 3.0%
Clorox Company (The)	3,440	569,733

	SHARES	VALUE
Household & Personal Products — (continued)
Colgate-Palmolive Company	21,992	$1,754,961
Estee Lauder Companies, Inc. (The), Class A	6,414	1,582,462
Kimberly-Clark Corporation	9,330	1,351,824
Procter & Gamble Company (The)	65,771	10,285,269
		15,544,249
Materials — 3.0%
Air Products & Chemicals, Inc.	6,150	1,810,314
Albemarle Corporation	3,257	604,043
Amcor PLC (a)	41,645	456,846
Avery Dennison Corporation	2,271	396,244
Axalta Coating Systems Ltd. (b)	6,060	191,314
Ball Corporation	8,705	462,932
Compass Minerals International, Inc.	974	31,879
Ecolab, Inc.	7,096	1,190,993
H.B. Fuller Company	1,515	100,248
International Flavors & Fragrances, Inc.	7,021	680,756
Linde PLC (a)	13,717	5,067,746
Minerals Technologies, Inc.	928	54,993
Mosaic Company (The)	9,510	407,503
Newmont Corporation	21,921	1,039,055
PPG Industries, Inc.	6,536	916,739
Schnitzer Steel Industries, Inc., Class A	743	21,465
Sealed Air Corporation	3,991	191,528
Sherwin-Williams Company (The)	6,822	1,620,498
Sonoco Products Company	2,725	165,190
		15,410,286
Consumer Services — 2.7%
Aramark	6,538	226,868
Choice Hotels International, Inc.	961	122,547
Darden Restaurants, Inc.	3,399	516,410
Domino’s Pizza, Inc.	987	313,343
Hilton Worldwide Holdings, Inc.	7,469	1,075,685
Jack in the Box, Inc.	520	48,199

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	continued

	SHARES	VALUE
Consumer Services — (continued)
Marriott International, Inc., Class A	7,435	$1,259,043
McDonald’s Corporation	20,305	6,005,204
Royal Caribbean Cruises Ltd. (b)	6,412	419,537
Starbucks Corporation	31,862	3,641,508
Vail Resorts, Inc.	1,123	270,104
		13,898,448
Renewable Energy & Energy Efficiency — 2.7%
Acuity Brands, Inc.	915	144,003
Itron, Inc. (b)	1,270	67,818
Johnson Controls International, PLC	18,965	1,134,866
Ormat Technologies, Inc.	1,232	105,718
Tesla, Inc. (b)	74,447	12,232,386
		13,684,791
Technology Hardware & Equipment — 2.4%
Cisco Systems, Inc.	113,885	5,381,066
Cognex Corporation	4,899	233,633
CommScope Holding Company, Inc. (b)	5,878	28,979
Corning, Inc.	22,149	735,790
Dell Technologies, Inc., Class C	7,226	314,259
F5, Inc. (b)	1,665	223,709
Flex Ltd. (b)	12,749	262,247
Hewlett Packard Enterprise Company	35,383	506,685
HP, Inc.	28,069	833,930
Keysight Technologies, Inc. (b)	4,980	720,307
Motorola Solutions, Inc.	4,652	1,355,593
TE Connectivity Ltd. (a)	8,779	1,074,286
Trimble, Inc. (b)	6,833	321,834
Xerox Holdings Corporation	3,132	49,078
Zebra Technologies Corporation, Class A (b)	1,449	417,356
		12,458,752
Transportation — 2.0%
ArcBest Corporation	682	64,381
Avis Budget Group, Inc. (b)	637	112,539

	SHARES	VALUE
Transportation — (continued)
C.H. Robinson Worldwide, Inc.	3,285	$331,358
CSX Corporation	58,282	1,785,760
Delta Air Lines, Inc. (b)	4,419	151,616
Expeditors International of Washington, Inc.	4,443	505,791
Ryder System, Inc.	1,433	113,436
Southwest Airlines Company	4,118	124,734
U-Haul Holding Company	2,430	131,463
Union Pacific Corporation	17,067	3,340,012
United Parcel Service, Inc., Class B	20,264	3,643,670
		10,304,760
Consumer Durables & Apparel — 1.4%
Capri Holdings Ltd. (a)(b)	3,585	148,777
Columbia Sportswear Company	976	81,535
Deckers Outdoor Corporation (b)	724	347,042
Ethan Allen Interiors, Inc.	501	13,993
Garmin Ltd. (a)	4,203	412,608
Hanesbrands, Inc.	9,572	50,157
Hasbro, Inc.	3,708	219,588
La-Z-Boy, Inc.	1,082	31,086
Mattel, Inc. (b)	10,094	181,692
Meritage Homes Corporation	1,046	133,940
Mohawk Industries, Inc. (b)	1,428	151,225
Newell Brands, Inc.	10,859	131,937
NIKE, Inc., Class B	34,980	4,432,666
PVH Corporation	1,776	152,399
Topgolf Callaway Brands Corporation (b)	3,876	85,931
Under Armour, Inc., Class A (b)	5,256	46,621
Under Armour, Inc., Class C (b)	5,022	40,377
VF Corporation	9,129	214,623
Whirlpool Corporation	1,522	212,456
Wolverine World Wide, Inc.	2,254	37,732
		7,126,385
Banks — 1.1%
Bank of Hawaii Corporation	1,083	52,450
Cathay General Bancorp	2,028	64,632
Citizens Financial Group, Inc.	13,630	421,712

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	continued

	SHARES	VALUE
Banks — (continued)
Comerica, Inc.	3,662	$158,821
First Republic Bank	5,118	17,964
Huntington Bancshares, Inc.	39,666	444,259
International Bancshares Corporation	1,580	67,419
KeyCorp	26,286	295,980
M&T Bank Corporation	4,815	605,727
New York Community Bancorp, Inc.	18,460	197,338
Old National Bancorp	8,040	107,816
PNC Financial Services Group, Inc. (The)	11,149	1,452,157
Regions Financial Corporation	26,168	477,828
Truist Financial Corporation	36,661	1,194,415
Zions Bancorp NA	4,246	118,294
		5,676,812
Telecommunication Services — 0.9%
Lumen Technologies Inc.	26,155	61,987
Verizon Communications, Inc.	116,631	4,528,782
		4,590,769
Commercial & Professional Services — 0.5%
ACCO Brands Corporation	2,536	11,615
ASGN, Inc. (b)	1,433	102,588
Copart, Inc. (b)	11,850	936,742
Deluxe Corporation	1,026	15,544
Exponent, Inc.	1,400	128,870
Heidrick & Struggles International, Inc.	461	11,576
HNI Corporation	1,060	27,539
ICF International, Inc.	549	62,586
Interface, Inc.	2,082	16,323
Kelly Services, Inc., Class A	951	15,606
ManpowerGroup, Inc.	1,367	103,496
Resources Connection, Inc.	714	10,417
Robert Half International, Inc.	3,043	222,139
Steelcase, Inc., Class A	2,931	23,448
Tetra Tech, Inc.	1,472	203,681
TransUnion	5,350	368,133
TrueBlue, Inc. (b)	927	14,044
		2,274,347

	SHARES	VALUE
Consumer Staples Distribution & Retail — 0.4%
Kroger Co. (The)	18,759	$912,250
Sysco Corporation	14,024	1,076,202
		1,988,452
Automobiles & Components — 0.3%
Aptiv PLC (a)(b)	7,538	775,359
Autoliv, Inc. (a)	2,296	197,020
BorgWarner, Inc.	6,535	314,529
Harley-Davidson, Inc.	3,861	143,243
Rivian Automotive, Inc., Class A (b)	8,923	114,393
		1,544,544
Utilities — 0.2%
American Water Works Company, Inc.	5,382	797,881
Essential Utilities, Inc.	6,920	295,484
		1,093,365
Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	2,434	43,642
United Natural Foods, Inc. (b)	1,633	44,532
		88,174
Total Common Stocks (Cost $266,847,957)		510,761,313

SHORT-TERM INVESTMENTS — 0.1%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $301,967)		301,967
Total Short-term Investments (Cost $301,967)		301,967
TOTAL INVESTMENTS — 100.0% (Cost $267,149,924)		511,063,280
Other Assets Less Liabilities — 0.0%		3,676
NET ASSETS — 100.0%		$511,066,956

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	concluded

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)

COMMON STOCKS — 98.9%
	SHARES	VALUE
Japan — 18.6%
Aeon Company, Ltd.	28,000	$570,696
Ajinomoto Company, Inc.	19,500	701,305
Asahi Kasei Corporation	53,700	379,292
Astellas Pharma, Inc.	77,500	1,167,504
Azbil Corporation	5,000	139,834
Daifuku Co., Ltd.	13,200	243,207
Dai-ichi Life Holdings, Inc.	41,300	768,212
Daiichi Sankyo Company Ltd.	74,400	2,553,007
Daikin Industries Ltd.	10,500	1,907,126
FANUC Corporation	40,700	1,374,488
Fast Retailing Company Ltd.	7,400	1,752,332
Fujitsu Ltd.	8,300	1,106,202
Hankyu Hanshin Holdings, Inc.	9,800	305,969
Hitachi Construction Machinery Company Ltd.	4,700	115,817
Hulic Company Ltd.	16,100	138,622
Ibiden Company Ltd.	4,800	188,862
JFE Holdings, Inc.	20,500	242,521
Kao Corp.	19,600	792,007
KDDI Corp.	68,300	2,132,198
Kikkoman Corporation	6,300	373,172
Kubota Corporation	43,200	654,610
Kurita Water Industries Ltd.	4,600	192,781
Mitsubishi Chemical Group Corporation	54,800	321,492
Nitto Denko Corporation	6,200	400,819
Nomura Research Institute Ltd.	16,900	425,196
Omron Corporation	8,000	469,273
Panasonic Holdings Corporation	93,600	881,598
Recruit Holdings Company Ltd.	61,200	1,716,881
Sekisui House Ltd.	26,100	536,581
SG Holdings Company Ltd.	12,500	179,873
SoftBank Corporation	121,400	1,366,820
Sompo Holdings, Inc.	13,400	559,177
Sony Group Corporation	53,600	4,849,393
Sumitomo Chemical Company, Ltd.	61,200	206,808
Suntory Beverage & Food Ltd.	5,900	222,108
Sysmex Corporation	7,100	456,695
Terumo Corporation	27,300	817,520
Tokyo Electron Ltd.	19,000	2,175,605
Tokyu Corp.	22,400	316,199
Toray Industries, Inc.	58,100	329,270

	SHARES	VALUE
Japan — (continued)
Yamaha Corporation	5,800	$228,576
Yamaha Motor Company Ltd.	12,700	329,327
Z Holdings Corporation	115,500	316,382
		34,905,357
France — 11.6%
AXA SA	79,937	2,609,223
BioMerieux	1,831	191,720
Bureau Veritas SA	12,361	356,440
Cie Generale des Etablissements Michelin SCA	28,782	916,660
Covivio REIT	2,064	117,360
Danone SA	27,264	1,804,477
EssilorLuxottica SA	12,368	2,448,680
Hermes International	1,345	2,920,173
Klepierre SA REIT	9,230	233,803
L’Oreal SA	10,262	4,904,512
Publicis Groupe SA	9,687	792,002
Schneider Electric SE	23,058	4,021,231
Valeo SA	8,686	169,613
Vivendi SA	30,718	337,431
		21,823,325
United Kingdom — 10.2%
abrdn plc	85,121	228,105
Ashtead Group PLC	18,684	1,077,252
Barratt Developments PLC	43,558	274,043
Berkeley Group Holdings PLC	4,590	256,868
British Land Company PLC (The) REIT	36,671	184,756
BT Group PLC	293,264	585,754
Bunzl PLC	14,350	571,233
Burberry Group PLC	16,735	546,265
Coca-Cola Europacific Partners PLC	8,774	565,660
Croda International PLC	5,961	523,732
Informa PLC	60,793	552,676
InterContinental Hotels Group PLC	7,488	514,852
Intertek Group PLC	6,763	353,803
J Sainsbury PLC	73,347	254,885
Johnson Matthey PLC	7,677	189,651

1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	continued

	SHARES	VALUE
United Kingdom — (continued)
Kingfisher PLC	82,751	$268,210
Legal & General Group PLC	254,436	750,709
Mondi PLC	20,518	326,963
Pearson PLC	27,576	306,805
RELX PLC	81,364	2,710,954
Schroders PLC	37,230	228,031
Segro PLC REIT	51,222	539,263
Severn Trent PLC	10,839	399,241
St. James’s Place PLC	22,972	349,361
Taylor Wimpey PLC	148,658	239,923
Unilever PLC	107,670	5,995,326
Whitbread PLC	8,658	354,390
		19,148,711
Canada — 9.8%
Agnico Eagle Mines Ltd.	20,825	1,181,349
Bank of Nova Scotia (The)	51,414	2,566,336
FirstService Corporation	1,721	258,868
Gildan Activewear, Inc.	7,702	250,802
Intact Financial Corporation	7,449	1,126,724
Magna International, Inc.	11,518	600,510
Metro, Inc.	9,957	567,481
National Bank of Canada	14,290	1,065,554
Nutrien Ltd.	22,151	1,536,624
Ritchie Bros Auctioneers, Inc.	7,662	438,378
Rogers Communications, Inc., Class B	15,100	746,029
Saputo, Inc.	10,573	273,748
Shopify, Inc. (a)	50,603	2,451,532
TELUS Corporation	20,073	425,490
Toromont Industries Ltd.	3,471	280,467
Toronto-Dominion Bank (The)	78,015	4,725,582
		18,495,474
Switzerland — 9.6%
Coca-Cola HBC AG (a)	8,748	267,049
DSM-Firmenich AG (a)	7,457	975,860
Givaudan SA	392	1,371,127
Kuehne + Nagel International AG	2,308	683,721
Lonza Group AG	3,170	1,976,829
Roche Holding AG	29,883	9,357,046

	SHARES	VALUE
Switzerland — (continued)
SGS SA	6,725	$608,547
Sonova Holding AG	2,196	696,371
Swiss Life Holding AG	1,306	861,986
Swiss Re AG	12,851	1,294,074
		18,092,610
Denmark — 8.0%
AP Moller - Maersk A/S, Class A	133	237,697
AP Moller - Maersk A/S, Class B	210	379,586
Coloplast A/S, Class B	5,049	727,465
Demant A/S (a)	3,886	166,538
Genmab A/S (a)	2,804	1,152,345
Novo Nordisk A/S, Class B	64,764	10,773,783
Pandora A/S	3,872	358,399
Vestas Wind Systems A/S (a)	42,946	1,188,341
		14,984,154
Netherlands — 7.9%
Akzo Nobel NV	7,709	639,541
ASML Holding NV	13,527	8,584,626
CNH Industrial NV	43,607	613,646
IMCD NV	2,386	359,196
Just Eat Takeaway.com NV (a)(b)	7,732	135,592
NN Group NV	11,944	445,408
Prosus NV (a)	34,074	2,549,944
Wolters Kluwer NV	10,942	1,449,783
		14,777,736
Australia — 5.3%
ASX Ltd.	8,271	376,399
BlueScope Steel Ltd.	19,516	259,394
Brambles Ltd.	58,957	558,474
Cochlear Ltd.	2,790	457,457
Coles Group Ltd.	56,966	688,142
Computershare Ltd.	23,228	345,758
Dexus REIT	45,797	237,358
Fortescue Metals Group Ltd.	74,507	1,042,447
Goodman Group	71,574	922,681
GPT Group (The) REIT	82,602	242,887

2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	continued

	SHARES	VALUE
Australia — (continued)
Lendlease Corporation Ltd.	29,429	$146,152
Mineral Resources Ltd.	7,260	358,131
Mirvac Group REIT	176,313	283,048
Newcrest Mining Ltd.	38,089	727,285
Orica Ltd.	19,389	209,276
QBE Insurance Group Ltd.	62,804	642,202
REA Group Ltd.	2,203	207,183
Stockland REIT	101,127	299,768
Suncorp Group Ltd.	53,138	442,417
Transurban Group	130,894	1,305,406
Vicinity Ltd. REIT	162,123	226,638
		9,978,503
Germany — 5.0%
adidas AG	6,891	1,213,578
Allianz SE	17,151	4,306,844
Carl Zeiss Meditec AG	1,685	226,642
Deutsche Boerse AG	8,075	1,540,012
GEA Group AG	6,477	304,639
Merck KGaA	5,483	983,504
Puma SE	4,438	260,065
Telefonica Deutschland Holding AG	46,350	156,620
Zalando SE (a)(b)	9,415	387,244
		9,379,148
Hong Kong — 3.8%
AIA Group Ltd.	502,800	5,473,985
BOC Hong Kong Holdings Ltd.	158,000	498,760
Hang Seng Bank Ltd.	32,517	481,992
MTR Corporation Ltd.	65,667	328,105
Swire Pacific Ltd. A Shares	20,000	158,761
Swire Properties Ltd.	49,000	131,698
		7,073,301
Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	256,585	1,878,513
Industria de Diseno Textil SA	46,266	1,590,516
		3,469,029

	SHARES	VALUE
Ireland — 1.4%
CRH PLC	31,789	$1,533,985
James Hardie Industries PLC	18,704	417,370
Kerry Group PLC, Class A	6,766	712,645
		2,664,000
Italy — 1.3%
Amplifon SpA	5,339	195,999
Intesa Sanpaolo SpA	686,172	1,804,235
Prysmian SpA	10,879	445,242
		2,445,476
Sweden — 1.3%
Boliden AB	11,619	415,225
Electrolux AB	9,249	139,522
Essity AB, Class B	26,053	789,540
Husqvarna AB B Shares	17,356	149,803
Svenska Cellulosa AB SCA, Class B	25,932	355,778
Tele2 AB B Shares	23,624	251,031
Telia Company AB	114,225	318,020
		2,418,919
Singapore — 0.8%
CapitaLand Ascott Trust	6,186	5,022
CapitaLand Investment Ltd.	108,511	303,732
City Developments Ltd.	17,900	93,637
United Overseas Bank Ltd.	50,200	1,066,107
		1,468,498
Finland — 0.7%
Elisa Oyj	6,096	378,580
Kesko Oyj B Shares	11,719	244,322
Orion Oyj, Class B	4,472	210,069
Stora Enso Oyj R Shares	23,360	296,372
Wartsila OYJ Abp	20,038	232,390
		1,361,733
Norway — 0.7%
DNB Bank ASA	39,584	696,283
Orkla ASA	31,484	226,299

3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2023

(unaudited)	concluded

	SHARES	VALUE
Norway — (continued)
Telenor ASA	29,933	$373,506
		1,296,088
Belgium — 0.7%
D’ieteren Group	1,046	196,955
KBC Group NV	10,610	758,512
Umicore SA	8,965	294,288
		1,249,755
Israel — 0.3%
Bank Leumi Le-Israel BM	65,352	518,017

New Zealand — 0.1%
Meridian Energy Ltd.	55,922	189,386
Total Common Stocks
(Cost $165,898,154)		185,739,220

SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $455,443)		455,443
Total Short-term Investments
(Cost $455,443)		455,443
TOTAL INVESTMENTS — 99.1%
(Cost $166,353,597)		186,194,663
Other Assets Less Liabilities — 0.9%		1,712,848
NET ASSETS — 100.0%		$187,907,511

REIT – Real Estate Investment Trusts

PLC – Public Limited Company

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $522,836.

(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

4